CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Deposits held at call	$ 46,130	$ 93,464
Short-term financial investments	36,797	35,360
Cash and cash equivalents	$ 82,927	$ 128,824	$ 208,994	$ 124,706